SHAREHOLDERS' EQUITY - Variable Interest Entity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Current Assets		$ 38,894,236	$ 68,621,879
Total Assets		350,628,568	287,583,141
Current Liabilities		54,001,169	55,238,973
Total Liabilities		129,493,952	105,646,225
Revenues, Net		84,873,992	63,192,506
Net Income Attributable to Non-Controlling Interest		(61,675)	$ (197,774)
2000 DLV
SHAREHOLDERS' EQUITY
Transfer of tenant improvements	$ 762,095
Percentage of ownership interest sold	100.00%
Proceeds from sale of subsidiary	$ 3,060,000
VIE
SHAREHOLDERS' EQUITY
Current Assets		111,686
Non-Current Assets		2,357,957
Total Assets		2,469,643
Non-Current Liabilities		241,373
Total Liabilities		241,373
Revenues, Net		139,500
Net Income Attributable to Non-Controlling Interest		$ 56,997